FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,254,108	$ 10,732,276	$ 9,386,549
Long-term debt	6,417,642	6,321,551	4,587,773
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,254,108	10,732,276	9,386,549
Long-term debt	6,417,642	6,321,551	4,587,773
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	11,330,725	11,074,646	9,710,124
Long-term debt	$ 6,583,502	$ 6,451,544	$ 4,648,139